SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT - CONDENSED BALANCE SHEETS (Additional Information) (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Condensed Financial Statements, Captions [Line Items]
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000.0	50,000,000.0
Preferred shares, issued (in shares)	0	0
Preferred shares, outstanding (in shares)	0	0
Common shares, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized (in shares)	200,000,000.0	200,000,000.0
Common shares, outstanding (in shares)	74,400,000	74,300,000
Accumulated other comprehensive income (loss), net deferred income tax expense (benefit)	$ (23)	$ (177)
Treasury shares (in shares)	33,700,000	31,300,000
Cash	$ 1,318	$ 1,549
Parent Company
Condensed Financial Statements, Captions [Line Items]
Other invested assets, at cost	$ 207	$ 63
Preferred stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000.0	50,000,000.0
Preferred shares, issued (in shares)	0	0
Preferred shares, outstanding (in shares)	0	0
Common shares, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common shares, authorized (in shares)	200,000,000.0	200,000,000.0
Common shares, outstanding (in shares)	74,400,000	74,300,000
Accumulated other comprehensive income (loss), net deferred income tax expense (benefit)	$ (23)	$ (177)
Treasury shares (in shares)	33,700,000	31,300,000
Cash	$ 6	$ 5
Receivable from subsidiaries	$ 65	$ 17